Borrowings - Classification (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Borrowings
Current borrowings	$ 13,788	₨ 1,039,498	₨ 1,151,818
Non-current borrowings	$ 6,441	485,587	24,587
Lease liabilities (refer to note 44)
Borrowings
Current borrowings		61,267	3,071
Non-current borrowings		478,361	1,032
Vehicle loan
Borrowings
Current borrowings		7,187	15,654
Non-current borrowings		7,226	23,555
Secured bank loans/NBFC's
Borrowings
Current borrowings			335,750
Bank overdraft / Invoice Discounting
Borrowings
Current borrowings		₨ 971,044	₨ 797,343